GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 6 - GENERAL AND ADMINISTRATIVE EXPENSES

	Six Months Period Ended
	June 30, 2024	June 30, 2023
	US$ in thousands	US$ in thousands
Professional services	1,699	869
Share based compensation	1,056	1,805
Wages and salaries related	789	664
Transaction cost	460	7,792
Insurance	457	329
Nasdaq expenses	168	1,442
Travel expenses	126	379
Office and maintenance	68	37
Depreciation and amortization	15	15
Others	10	18
Total	4,848	13,350

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 16 - GENERAL AND ADMINISTRATIVE EXPENSES:

	December 31, 2023	December 31, 2022	December 31, 2021
BCA transaction cost	7,278	-	-
Professional services	667	1,105	1,089
Public company expenses	5,128	-	-
Wages and salaries related	1,348	935	752
Travel expenses	611	223	-
Office and maintenance	170	145	116
Share based compensation	1,222	137	331
Insurance	50	60	102
Depreciation and amortization	30	35	28
Other	63	83	64
Total	16,567	2,723	2,482